Earnings per common share (Tables)	6 Months Ended
Sep. 30, 2018
Computation of Basic and Diluted Earnings Per Common Share

The following table sets forth the computation of basic and diluted earnings per common share for the six months ended September 30, 2017 and 2018:

	Six months ended September 30,
	2017	2018
	(in millions of yen)
Net income:
Net income attributable to MHFG common shareholders	372,549	285,270

Effect of dilutive securities	—	—

Net income attributable to common shareholders after assumed conversions	372,549	285,270

	Six months ended September 30,
	2017	2018
	(thousands of shares)
Shares:
Weighted average common shares outstanding	25,366,347	25,363,167

Effect of dilutive securities:
Stock options	7,933	4,790

Weighted average common shares after assumed conversions	25,374,280	25,367,957

	Six months ended September 30,
	2017	2018
	(in yen)
Amounts per common share:
Basic net income per common share	14.69	11.25

Diluted net income per common share	14.68	11.25